TRADE RECEIVABLES AND NOTES RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE RECEIVABLES AND NOTES RECEIVABLE
Schedule of trade and notes receivables

	December 31,	December 31,
	2021	2020
		(Restated)
Trade receivables	4,025,441	5,687,100
Less: impairment	(958,787)	(933,890)
	3,066,654	4,753,210
Notes receivable	3,838,196	4,560,437

	6,904,850	9,313,647

Schedule of ageing analysis of trade and notes receivables

	As of December 31
	2021	2020
		(Restated)
Within 1 year	2,367,787	2,984,665
Between 1 and 2 years	153,161	1,031,050
Between 2 and 3 years	225,796	183,288
Over 3 years	1,278,697	1,488,097

	4,025,441	5,687,100
Less: loss allowance for impairment	(958,787)	(933,890)

	3,066,654	4,753,210

Schedule of credit risk exposure

	As of December 31, 2021
			Expected credit
	Gross carrying	Expected credit	losses loss
	amount	losses	rate (%)
Alumina and primary aluminum
Within 1 year	172,625	1,574	0.91
Between 1 and 2 years	25,430	1,331	5.23
Between 2 and 3 years	3,146	1,708	54.29
Over 3 years	46,210	41,896	90.66
	247,411	46,509
Trading
Within 1 year	365,158	361	0.10
Between 1 and 2 years	6,131	103	1.68
Between 2 and 3 years	23	1	4.35
Over 3 years	2,918	1,525	52.26
	374,230	1,990
Energy
Within 1 year	1,108,505	52	0.00
Between 1 and 2 years	119,108	1,298	1.09
Between 2 and 3 years	138,660	3,332	2.40
Over 3 years	171,184	42,054	24.57
	1,537,457	46,736
Corporate and other operating segments
Within 1 year	10,138	610	6.02
Between 1 and 2 years	2,491	1,763	70.77
Between 2 and 3 years	1,887	1,792	94.97
Over 3 years	10,018	9,763	97.45
	24,534	13,928
	2,183,632	109,163

Individually assessed trade receivables	1,841,809	849,624

	4,025,441	958,787

14     TRADE RECEIVABLES AND NOTES RECEIVABLE (CONTINUED)

Set out below is the information about individually assessed trade receivables:

	As of December 31, 2021
			Expected credit
	Gross carrying	Expected credit	losses loss
	amount	losses	rate (%)
China Aluminum Zibo International Trading Co., Ltd	617,974	—	—
Zhuhai Hongfan nonferrous metal Chemical Co., Ltd	270,419	270,419	100.00
Aluminum Industry Co., Ltd., Luoyang, Henan	247,163	—	—
Xinjiang Jiarun Resources Holdings Co., Ltd.	213,293	213,293	100.00
Guizhou Jinpingguo Aluminum Rod Co., Ltd.	111,138	111,138	100.00
Others	381,822	254,774	66.73
	1,841,809	849,624

Schedule of movements on the provision for impairment of trade and notes receivables

	2021	2020	2019
		(Restated)
As of January 1	933,890	715,597	659,261
Impairment loss	364,120	403,633	237,504
Write off	(285,178)	(122,459)	(98,554)
Reversal	(36,989)	(64,661)	(83,095)
Others	(17,056)	1,780	481
As of December 31	958,787	933,890	715,597